DERIVATIVE ROYALTY ASSET - Disclosure of detailed information about changes in the derivative royalty asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Royalty Asset [Abstract]
Derivative royalty asset, beginning balance	$ 4,034,007	$ 6,432,610
Payments received or due under derivative royalty asset	(2,383,974)	(2,163,380)
Mark-to-market gain (loss) on derivative royalty asset	532,373	(235,223)
Derivative royalty asset, ending balance	2,182,406	4,034,007
Current portion	2,182,406	2,144,547
Long-term portion	$ 0	$ 1,889,460